UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09369

                            JNL Variable Fund III LLC
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               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
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                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
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                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the Registrant cast its vote on the matter;

     (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the Registrant cast its vote for or against management.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09369
Reporting Period: 07/01/2004 - 06/30/2005
JNL Variable Fund III LLC









============== JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND III ===============


ALTRIA GROUP, INC.

Ticker:       MO             Security ID:  02209S103
Meeting Date: APR 28, 2005   Meeting Type: Annual
Record Date:  MAR 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director  Elizabeth E. Bailey       For       For        Management
1.2   Elect Director Harold Brown               For       For        Management
1.3   Elect Director Mathis Cabiallavetta       For       For        Management
1.4   Elect Director Louis C. Camilleri         For       For        Management
1.5   Elect Director J. Dudley Fishburn         For       For        Management
1.6   Elect Director Robert E. R. Huntley       For       For        Management
1.7   Elect Director Thomas W. Jones            For       For        Management
1.8   Elect Director George Munoz               For       For        Management
1.9   Elect Director Lucio A. Noto              For       For        Management
1.10  Elect Director John S. Reed               For       For        Management
1.11  Elect Director Carlos Slim Helu           For       For        Management
1.12  Elect Director Stephen M. Wolf            For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan
4     Ratify Auditors                           For       For        Management
5     Eliminate Animal Testing                  Against   Against    Shareholder
6     Product Warnings for Pregnant Women       Against   Against    Shareholder
7     Cease Use of Light and Ultra Light in     Against   Against    Shareholder
      Cigarette Marketing
8     Apply Fire Safety Standards for           Against   Against    Shareholder
      Cigarettes


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CITIGROUP INC.

Ticker:       C              Security ID:  172967101
Meeting Date: APR 19, 2005   Meeting Type: Annual
Record Date:  FEB 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director C. Michael Armstrong      For       For        Management
1.2   Elect  Director Alain J.P. Belda          For       For        Management
1.3   Elect  Director George David              For       For        Management
1.4   Elect  Director Kenneth T. Derr           For       For        Management
1.5   Elect  Director John M. Deutch            For       For        Management
1.6   Elect  Director Roberto Hernandez Ramirez For       For        Management
1.7   Elect  Director Ann Dibble Jordan         For       For        Management
1.8   Elect  Director Klaus Kleinfeld           For       For        Management
1.9   Elect  Director Dudley C. Mecum           For       For        Management
1.10  Elect  Director Anne Mulcahy              For       For        Management
1.11  Elect  Director Richard D. Parsons        For       For        Management
1.12  Elect  Director Charles Prince            For       For        Management
1.13  Elect  Director Judith Rodin              For       For        Management
1.14  Elect  Director Robert E. Rubin           For       For        Management
1.15  Elect  Director Franklin A. Thomas        For       For        Management
1.16  Elect  Director Sanford I. Weill          For       For        Management
1.17  Elect  Director Robert B. Willumstad      For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Limit/Prohibit Awards to Executives       Against   Against    Shareholder
5     Report on Political Contributions         Against   Against    Shareholder
6     Prohibit Chairman From Management Duties, Against   Against    Shareholder
      Titles or Responsibilities
7     Limit Executive Compensation              Against   Against    Shareholder
8     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
9     Review/Limit Executive Compensation       Against   Against    Shareholder
10    Adopt Simple Majority Vote                Against   For        Shareholder


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E.I. DU PONT DE NEMOURS & CO.

Ticker:       DD             Security ID:  263534109
Meeting Date: APR 27, 2005   Meeting Type: Annual
Record Date:  MAR 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Alain J.P. Belda           For       For        Management
1.2   Elect Director Richard H. Brown           For       For        Management
1.3   Elect Director Curtis J. Crawford         For       For        Management
1.4   Elect Director John T. Dillon             For       For        Management
1.5   Elect Director Louisa C. Duemling         For       For        Management
1.6   Elect Director Charles O. Holliday, Jr.   For       For        Management
1.7   Elect Director Lois D. Juliber            For       For        Management
1.8   Elect Director Masahisa Naitoh            For       For        Management
1.9   Elect Director William K. Reilly          For       For        Management
1.10  Elect Director H. Rodney Sharp, III       For       For        Management
1.11  Elect Director Charles M. Vest            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Report on Government Service of Employees Against   Against    Shareholder
4     Implement ILO Code of Conduct             Against   Against    Shareholder
5     Executive Compensation                    Against   Against    Shareholder
6     Eliminate Animal Testing                  Against   Against    Shareholder
7     Report on Genetically Modified Organisms  Against   Against    Shareholder
8     Performance- Based/Indexed Options        Against   Against    Shareholder
9     Report on PFOA Chemical Remediation       Against   Against    Shareholder


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GENERAL ELECTRIC CO.

Ticker:       GE             Security ID:  369604103
Meeting Date: APR 27, 2005   Meeting Type: Annual
Record Date:  FEB 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director James I. Cash, Jr.        For       For        Management
1.2   Elect  Director William M. Castell        For       For        Management
1.3   Elect  Director Dennis D. Dammerman       For       For        Management
1.4   Elect  Director Ann M. Fudge              For       For        Management
1.5   Elect  Director Claudio X. Gonzalez       For       Withhold   Management
1.6   Elect  Director Jeffrey R. Immelt         For       For        Management
1.7   Elect  Director Andrea Jung               For       For        Management
1.8   Elect  Director Alan G. Lafley            For       For        Management
1.9   Elect  Director Ralph S. Larsen           For       For        Management
1.10  Elect  Director Rochelle B. Lazarus       For       For        Management
1.11  Elect  Director Sam Nunn                  For       For        Management
1.12  Elect  Director Roger S. Penske           For       For        Management
1.13  Elect  Director Robert J. Swieringa       For       For        Management
1.14  Elect  Director Douglas A. Warner III     For       For        Management
1.15  Elect  Director Robert C. Wright          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Provide for Cumulative Voting             Against   Against    Shareholder
4     Report on Nuclear Fuel Storage Risks      Against   Against    Shareholder
5     Report on PCB Clean-up Costs              Against   Against    Shareholder
6     Adopt Policy on Overboarded Directors     Against   Against    Shareholder
7     Prepare a Sustainability Report           Against   Against    Shareholder
8     Political Contributions/Activities        Against   Against    Shareholder
9     Eliminate Animal Testing                  Against   Against    Shareholder


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JPMORGAN CHASE & CO.

Ticker:       JPM            Security ID:  46625H100
Meeting Date: MAY 17, 2005   Meeting Type: Annual
Record Date:  MAR 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Director Hans W. Becherer For       For        Management
1.2   Elect  Director Director John H. Biggs    For       For        Management
1.3   Elect  Director Director Lawrence A.      For       For        Management
      Bossidy
1.4   Elect  Director Director Stephen B. Burke For       For        Management
1.5   Elect  Director Director James S. Crown   For       For        Management
1.6   Elect  Director Director James Dimon      For       For        Management
1.7   Elect  Director Director Ellen V. Futter  For       For        Management
1.8   Elect  Director Director William H. Gray, For       For        Management
      III
1.9   Elect  Director Director William B.       For       For        Management
      Harrison, Jr
1.10  Elect  Director Director Laban P.         For       For        Management
      Jackson, Jr.
1.11  Elect  Director Director John W. Kessler  For       For        Management
1.12  Elect  Director Director Robert I. Lipp   For       For        Management
1.13  Elect  Director Director Richard A.       For       For        Management
      Manoogian
1.14  Elect  Director Director David C. Novak   For       For        Management
1.15  Elect  Director Director Lee R. Raymond   For       For        Management
1.16  Elect  Director Director William C.       For       For        Management
      Weldon
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Establish Term Limits for Directors       Against   Against    Shareholder
5     Separate Chairman and CEO Positions       Against   Against    Shareholder
6     Limit Executive Compensation              Against   Against    Shareholder
7     Adopt Executive Benefit Policy            Against   Against    Shareholder


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MERCK & CO., INC.

Ticker:       MRK            Security ID:  589331107
Meeting Date: APR 26, 2005   Meeting Type: Annual
Record Date:  FEB 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Rochelle B. Lazarus       For       For        Management
1.2   Elect  Director William G. Bowen          For       For        Management
1.3   Elect  Director Raymond V. Gilmartin      For       For        Management
1.4   Elect  Director Thomas E. Shenk           For       For        Management
1.5   Elect  Director Anne M. Tatlock           For       For        Management
1.6   Elect  Director Samuel O. Thier           For       For        Management
1.7   Elect  Director Wendell P. Weeks          For       For        Management
1.8   Elect  Director Peter C. Wendell          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Prohibit Awards to Executives             Against   Against    Shareholder
4     Limit Executive Compensation              Against   Against    Shareholder
5     Eliminate Animal Testing                  Against   Against    Shareholder
6     Separate Chairman and CEO Positions       Against   Against    Shareholder
7     Report on Product Availability in Canada  Against   Against    Shareholder
8     Report on Political Contributions         Against   Against    Shareholder
9     Report on Operational Impact of HIV/AIDS, Against   Against    Shareholder
      TB, and Malaria Pandemic


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PFIZER INC.

Ticker:       PFE            Security ID:  717081103
Meeting Date: APR 28, 2005   Meeting Type: Annual
Record Date:  MAR 2, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael S. Brown           For       For        Management
1.2   Elect Director M. Anthony Burns           For       For        Management
1.3   Elect Director Robert N. Burt             For       For        Management
1.4   Elect Director W. Don Cornwell            For       For        Management
1.5   Elect Director William H. Gray III        For       For        Management
1.6   Elect Director Constance J. Horner        For       For        Management
1.7   Elect Director William R. Howell          For       For        Management
1.8   Elect Director Stanley O. Ikenberry       For       For        Management
1.9   Elect Director George A. Lorch            For       For        Management
1.10  Elect Director Henry A. McKinnell         For       For        Management
1.11  Elect Director Dana G. Mead               For       For        Management
1.12  Elect Director Ruth J. Simmons            For       For        Management
1.13  Elect Director William C. Steere, Jr.     For       For        Management
1.14  Elect Director Jean-Paul Valles           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Establish Term Limits for Directors       Against   Against    Shareholder
4     Report on Pharmaceutical Price Restraint  Against   Against    Shareholder
5     Review and Report on Drug Reimportation   Against   Against    Shareholder
      Policy
6     Report on Political Contributions         Against   Against    Shareholder
7     Report on Product Availability in Canada  Against   Against    Shareholder
8     Separate Chairman and CEO Positions       Against   Against    Shareholder


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SBC COMMUNICATIONS INC.

Ticker:       SBC            Security ID:  78387G103
Meeting Date: APR 29, 2005   Meeting Type: Annual
Record Date:  MAR 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Gilbert F. Amelio         For       For        Management
1.2   Elect  Director August A. Busch III       For       For        Management
1.3   Elect  Director Martin K. Eby, Jr.        For       For        Management
1.4   Elect  Director James A. Henderson        For       For        Management
1.5   Elect  Director Charles F. Knight         For       For        Management
1.6   Elect  Director Lynn M. Martin            For       For        Management
1.7   Elect  Director John B. McCoy             For       For        Management
1.8   Elect  Director Mary S. Metz              For       For        Management
1.9   Elect  Director Toni Rembe                For       For        Management
1.10  Elect  Director S. Donley Ritchey         For       For        Management
1.11  Elect  Director Joyce M. Roche            For       For        Management
1.12  Elect  Director Laura D'Andrea Tyson      For       For        Management
1.13  Elect  Director Patricia P. Upton         For       For        Management
1.14  Elect  Director Edward E. Whitacre, Jr    For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Nonqualified Employee Stock       For       For        Management
      Purchase Plan
4     Report on Political Contributions         Against   Against    Shareholder
5     Report on Executive Compensation          Against   Against    Shareholder
6     Performance- Based/Indexed Options        Against   Against    Shareholder
7     Adopt Simple Majority Vote                Against   For        Shareholder


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VERIZON COMMUNICATIONS

Ticker:       VZ             Security ID:  92343V104
Meeting Date: MAY 5, 2005    Meeting Type: Annual
Record Date:  MAR 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James R. Barker            For       For        Management
1.2   Elect Director Richard L. Carrion         For       For        Management
1.3   Elect Director Robert W. Lane             For       For        Management
1.4   Elect Director Sandra O. Moose            For       For        Management
1.5   Elect Director Joseph Neubauer            For       For        Management
1.6   Elect Director Thomas H. O' Brien         For       For        Management
1.7   Elect Director Hugh B. Price              For       For        Management
1.8   Elect Director Ivan G. Seidenberg         For       For        Management
1.9   Elect Director Walter V. Shipley          For       For        Management
1.10  Elect Director John R. Stafford           For       For        Management
1.11  Elect Director Robert D. Storey           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Provide for Cumulative Voting             Against   Against    Shareholder
4     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
5     Require Majority of Independent Directors Against   Against    Shareholder
      on Board
6     Separate Chairman and CEO Positions       Against   Against    Shareholder
7     Amend Director/Officer                    Against   Against    Shareholder
      Liability/Indemnifications Provisions
8     Report on Political Contributions         Against   Against    Shareholder

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  JNL Variable Fund III LLC

By (Signature and Title)*         /s/ Robert A. Fritts
                                  ---------------------------------------------
                                  Robert A. Fritts, President

Date   August 17, 2005